FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 9.	FAIR VALUE MEASUREMENTS

The relevant accounting standard (codified in ASC Topic 820, “Fair Value Measurements and Disclosures”) defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This standard applies under other accounting pronouncements that require or permit fair value measurements; accordingly, the standard amends numerous accounting pronouncements but does not require any new fair value measurements of reported balances. The standard emphasizes that fair value (i.e. the price that would be received in an orderly transaction that is not a forced liquidation or distressed sale at the measurement date), among other things, is based on exit price versus entry price, should include assumptions about risk such as nonperformance risk in liability fair values, and is a market-based measurement versus an entity-specific measurement.

The fair value hierarchy prioritizes inputs used to measure fair value into three broad levels. Level 1inputs are quoted market prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liabilities, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the fair value measurement is based on inputs from different levels, the level within which the entire fair value measurement will be categorized is based on the lowest level input that is significant to the fair value measurement in its entirety; this assessment of the significance of an input requires management judgment.

The following table presents items measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall, as well as a roll forward of activity for Level 3 (significant unobservable inputs) fair value measurements.

	September 30, 2012
Measured at Fair Value on a Recurring Basis	Fair Value Measurements Using
(in thousands)	Total	Level 1	Level 2	Level 3
State, county and municipals	$33,619	$—	$32,644	$975
Mortgage-backed securities	18,363	—	18,363	—
U.S. Government sponsored enterprises	2,503	—	2,503	—
Equity securities	2,590	2,590	—	—
Securities available-for-sale	$57,075	$2,590	$53,510	$975

	December 31, 2011
	Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
State, county and municipals	$31,848	$—	$30,873	$975
Mortgage-backed securities	18,484	—	18,484	—
U.S. Government sponsored enterprises	5,020	—	5,020	—
Equity securities	1,407	1,407	—	—
Securities available-for-sale	$56,759	$1,407	$54,377	$975

	Securities Available for Sale
Level 3 Fair Value Measurements:	Nine Months Ended September 30, 2012	Year Ended December 31, 2012
(in thousands)
Balance at beginning of year	$975	$1,050
Purchases/(sales)/(settlements), net	—	(75)
Net change in gain/(loss), realized and unrealized	—	—
Transfers in/(out) of Level 3	—	—
Balance at end of period	$975	$975

The following is a description of the valuation methodologies used by the Company for the items noted in the table above, including the general classification of such instruments in the fair value hierarchy. Where quoted market prices on securities exchanges are available, the investment is classified in Level 1 of the fair value hierarchy. Level1investments primarily include exchange-traded equity securities available for sale. If quoted market prices are not available, fair value is generally determined using pricing models (such as matrix pricing which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities), quoted market prices of securities with similar characteristic (adjusted for differences between the quoted instruments and the instrument being valued), or discounted cash flows, and are classified in Level 2 of the fair value hierarchy. Examples of these investments include mortgage-related securities and obligations of state, county and municipals. Finally, in certain cases where there is limited activity or less transparency around inputs to the estimated fair value, investments are classified within Level 3 of the hierarchy. Examples of these include auction rate securities available for sale (for which there has been no liquid market since 2008). At September 30, 2012 and December 31, 2011, it was determined that carrying value was the best approximation of fair value for these Level 3 securities, based primarily on receipt of par from refinances for the auction rate securities.

The following table presents the Company’s collateral-dependent impaired loans and other real estate owned measured at fair value on a nonrecurring basis as of September 30, 2012 and December 31, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall.

Measured at Fair Value on a Nonrecurring Basis		Fair Value Measurements Using
(in thousands)	September 30, 2012	Level 1	Level 2	Level 3
Collateral-dependent impaired loans	$15,152	$—	$15,152	$—
Other real estate owned	617	—	617	—

		Fair Value Measurements Using
	December 31, 2011	Level 1	Level 2	Level 3
Collateral-dependent impaired loans	$8,878	$—	$8,878	$—
Other real estate owned	641	—	641	—

The following is a description of the valuation methodologies used by the Company for the items noted in the table above, including the general classification of such instruments in the fair value hierarchy. Per the applicable accounting standard, the use of observable market price or estimated fair value of collateral on collateral-dependent impaired loans and other real estate owned is considered a fair value measurement subject to the fair value hierarchy and provisions of the accounting standard. The primary inputs underlying estimated fair value of collateral dependent impaired loans and other real estate owned classified within Level 2 are appraised values obtained from external parties for real estate collateral and current financial statements for non-real estate collateral (i.e. usually current assets in nature, such as accounts receivable or inventories). Appraised values of other real estate owned are adjusted for the expected costs to sell.

Summarized below are the estimated fair values of the Company’s financial instruments at September 30, 2012 and December 31, 2011, along with the methods and assumptions used by the Company in estimating the fair value disclosures.

	September 30, 2012
			Fair Value Measurements Using
(in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$27,552	$27,552	$27,552	$—	$—
Securities available for sale	57,075	57,075	2,590	53,510	975
Other investments	5,221	5,221	—	—	5,221
Loans held for sale	3,484	3,484	—	—	3,484
Loans, net	539,217	543,263	—	15,152	528,111
Bank owned life insurance	18,509	18,509	—	18,509	—

Financial liabilities:
Deposits	$554,858	$556,741	$—	$—	$556,741
Short-term borrowings	4,313	4,313	—	4,313	—
Notes payable	35,212	35,994	—	35,994	—
Junior subordinated debentures	6,186	6,186	—	—	6,186

	December 31, 2011
	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$92,129	$92,129
Certificates of deposits in other banks	248	248
Securities available for sale	56,759	56,759
Other investments	5,211	5,211
Loans held for sale	11,373	11,373
Loans, net	466,589	469,734
Bank owned life insurance	14,237	14,237

Financial liabilities:
Deposits	$551,536	$553,761
Short-term borrowings	4,132	4,132
Notes payable	35,374	36,557
Junior subordinated debentures	6,186	6,186

The following is a description of the valuation methodologies used to estimate the fair value of financial instruments.

Cash and cash equivalents and certificates of deposits in other banks: For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Securities available for sale and other investments: Fair values for securities are based on quoted market prices on securities exchanges, when available. If quoted market prices are not available, fair value is generally determined using pricing models, quoted market prices of securities with similar characteristics, or discounted cash flows. For other investments, the carrying amount of Federal Reserve Bank and FHLB stock is a reasonably accepted fair value estimate given the irrestricted nature, while the carrying amount of the remaining other investments (particularly common stocks of companies or other banks that are not publicly traded) approximates their fair value, determined primarily by analysis of company financial statements and recent capital issuances of the respective companies or banks, if any.

Loans held for sale: The carrying amount of loans held for sale approximates the fair value, given the short-term nature of the loans between origination and sale.

Loans, net: For variable-rate loans that reprice frequently and with no significant change in credit risk or other optionality, fair values are based on carrying values. Fair values for all other loans are estimated by discounting contractual cash flows using estimated market discount rates, which reflect the credit and interest rate risk inherent in the loan. Collateral-dependent impaired loans are included in loans, net.

Bank owned life insurance: The carrying value of these assets approximates fair value.

Deposits: The fair value of deposits with no stated maturity (such as demand deposits, savings, interest and non-interest checking, and money market accounts) is, by definition, equal to the amount payable on demand at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates within the marketplace.

Short-term borrowings: For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Notes payable and junior subordinated debentures: The fair values of notes payable and junior subordinated debentures are estimated using discounted cash flow analysis based on current interest rates being offered by instruments with similar terms and credit quality.

Off-balance-sheet instruments: The estimated fair value of letters of credit at September 30, 2012 and December 31, 2011 was insignificant. Loan commitments on which the committed interest rate is less than the current market rate are also insignificant at September 30, 2012 and December 31,2011.

Limitations: Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Fair value estimates may not be realizable in an immediate settlement of the instrument. In some instances, there are no quoted market prices for the Company’s various financial instruments, in which case fair values may be based on estimates using present value or other valuation techniques, or based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of the financial instruments, or other factors. Those techniques are significantly affected by the assumptions used, including the discount rate and estimate of future cash flows. Subsequent changes in assumptions could significantly affect the estimates.

NOTE 17. FAIR VALUE OF FINANCIAL INFORMATION

Disclosure of the fair value of financial instruments, whether recognized or not recognized in the balance sheet, is required for those instruments for which it is practicable to estimate that value, with the exception of certain financial instruments and all nonfinancial instruments as provided for by the accounting standards. For financial instruments recognized at fair value in the consolidated balance sheets, the fair value disclosure requirements also apply.

The relevant accounting standard (codified in ASC Topic 820, “Fair Value Measurements and Disclosures”) defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This standard applies under other accounting pronouncements that require or permit fair value measurements; accordingly, the standard amends numerous accounting pronouncements but does not require any new fair value measurements of reported balances. The standard emphasizes that fair value (i.e. the price that would be received in an orderly transaction that is not a forced liquidation or distressed sale at the measurement date), among other things, is based on exit price versus entry price, should include assumptions about risk such as nonperformance risk in liability fair values, and is a market-based measurement versus an entity-specific measurement. The standard was effective for the Company as of January 1, 2008, with the exception of the application to nonfinancial assets and liabilities measured at fair value on a nonrecurring basis (such as other real estate owned and goodwill or other intangibles for impairment testing) to which the standard became effective on January 1, 2009.

The fair value hierarchy prioritizes inputs used to measure fair value into three broad levels. Level 1 inputs are quoted market prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the fair value measurement is based on inputs from different levels, the level within which the entire fair value measurement will be categorized is based on the lowest level input that is significant to the fair value measurement in its entirety; this assessment of the significance of an input requires management judgment.

The table following presents items measured at fair value on a recurring basis as of December 31, 2011 and 2010, aggregated by the level in the fair value hierarchy within which those measurements fall, as well as a roll forward of 2010 activity for Level 3 (significant unobservable inputs) fair value measurements.

		Fair Value Measurements Using
Measured at Fair Value on a Recurring Basis:	Total	Level 1	Level 2	Level 3
($ in thousands)
State, county and municipals	$31,848	$—	$30,873	$975
Mortgage-backed securities	18,484	—	18,484	—
US Government sponsored enterprises	5,020	—	5,020	—
Equity securities	1,407	1,407	—	—
Securities available for sale, December 31, 2011	$56,759	$1407	$54,377	$975

State, county and municipals	$31,109	$—	$30,059	$1,050
Mortgage-backed securities	17,407	—	17,407	—
US Government sponsored enterprises	2,499	—	2,499	—
Equity securities	1,373	1,373	—	—
Securities available for sale, December 31, 2010	$52,388	$1,373	$49,965	$1,050

	Securities Available for Sale
Level 3 Fair Value Measurements ($ in thousands):	2011	2010
Balance at beginning of year	$1,050	$1,250
Purchases/(sales)/(settlements), net	(75)	(200)
Net change in gain/(loss), realized and unrealized	—	—
Transfers in/(out) of Level 3	—	—
Balance at end of year	$975	$1,050

The following is a description of the valuation methodologies used by the Company for the items noted in the table above, including the general classification of such instruments in the fair value hierarchy. Where quoted market prices on securities exchanges are available, the investment is classified in Level 1 of the fair value hierarchy. Level 1 investments primarily include exchange-traded equity securities available for sale. If quoted market prices are not available, fair value is generally determined using pricing models (such as matrix pricing which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities), quoted market prices of securities with similar characteristic (adjusted for differences between the quoted instruments and the instrument being valued), or discounted cash flows, and are classified in Level 2 of the fair value hierarchy. Examples of these investments include mortgage-related securities and obligations of state, county and municipals. Finally, in certain cases where there is limited activity or less transparency around inputs to the estimated fair value, investments are classified within Level 3 of the hierarchy. Examples of these include auction rate securities available for sale (for which there has been no liquid market since 2008). At December 31, 2011 and 2010, it was determined that carrying value was the best approximation of fair value for these Level 3 securities, based primarily on receipt of par from refinances for the auction rate securities.

The table following presents the Company’s collateral-dependent impaired loans and other real estate owned measured at fair value on a nonrecurring basis as of December 31, 2011 and 2010, aggregated by the level in the fair value hierarchy within which those measurements fall.

		Fair Value Measurements Using
Measured at Fair Value on a Nonrecurring Basis:	Total	Level 1	Level 2	Level 3
($ in thousands)
December 31, 2011:
Collateral-dependent impaired loans	$8,878	$—	$8,878	$—
Other real estate owned	641	—	641	—

December 31, 2010:
Collateral-dependent impaired loans	$8,067	$—	$8,067	$—
Other real estate owned	1,443	—	1,443	—

The following is a description of the valuation methodologies used by the Company for the items noted in the table above, including the general classification of such instruments in the fair value hierarchy. Per the applicable accounting standard, the use of observable market price or estimated fair value of collateral on collateral-dependent impaired loans and other real estate owned is considered a fair value measurement subject to the fair value hierarchy and provisions of the accounting standard. The primary inputs underlying estimated fair value of collateral-dependent impaired loans and other real estate owned classified within Level 2 are appraised values obtained from external parties for real estate collateral and current financial statements for non-real estate collateral (i.e. usually current assets in nature, such as accounts receivable or inventories). Appraised values of other real estate owned are adjusted for the expected costs to sell.

Summarized below are the estimated fair values of the Company’s financial instruments at December 31, 2011 and 2010, along with the methods and assumptions used by the Company in estimating the fair value disclosures.

	2011		2010
($ in thousands)	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$92,129	$92,129	$52,103	$52,103
Certificates of deposits in other banks	248	248	497	497
Securities available for sale	56,759	56,759	52,388	52,388
Other investments	5,211	5,211	4,910	4,910
Loans held for sale	11,373	11,373	5,334	5,334
Loans, net	466,589	469,734	505,126	504,773
Bank owned life insurance	14,237	14,237	13,664	13,664

Financial liabilities:
Deposits	$551,536	$553,761	$558,464	$561,458
Short-term borrowings	4,132	4,132	4,390	4,390
Notes payable	35,374	36,557	35,581	36,535
Junior subordinated debentures	6,186	6,186	6,186	6,069

Cash and cash equivalents and certificates of deposits in other banks: For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Securities available for sale and other investments: Fair values for securities are based on quoted market prices on securities exchanges, when available. If quoted market prices are not available, fair value is generally determined using pricing models, quoted market prices of securities with similar characteristics, or discounted cash flows. For other investments, the carrying amount of Federal Reserve Bank and FHLB stock is a reasonably accepted fair value estimate given their restricted nature, while the carrying amount of the remaining other investments (particularly common stocks of companies or other banks that are not publicly traded) approximates their fair value, determined primarily by analysis of company financial statements and recent capital issuances of the respective companies or banks, if any.

Loans held for sale: The carrying amount of loans held for sale approximates the fair value, given the short-term nature of the loans between origination and sale.

Loans, net: For variable-rate loans that reprice frequently and with no significant change in credit risk or other optionality, fair values are based on carrying values. Fair values for all other loans are estimated by discounting contractual cash flows using estimated market discount rates, which reflect the credit and interest rate risk inherent in the loan. Collateral-dependent impaired loans are included in loans, net.

Bank owned life insurance: The carrying value of these assets approximates fair value.

Deposits: The fair value of deposits with no stated maturity (such as demand deposits, savings, interest and non-interest checking, and money market accounts) is, by definition, equal to the amount payable on demand at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates within the market place.

Short-term borrowings: For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Notes payable and junior subordinated debentures: The fair values of notes payable and junior subordinated debentures are estimated using discounted cash flow analysis based on current interest rates being offered by instruments with similar terms and credit quality.

Off-balance-sheet instruments: The estimated fair value of letters of credit at December 31, 2011 and 2010 was insignificant. Loan commitments on which the committed interest rate is less than the current market rate are also insignificant at December 31, 2011 and 2010.

Limitations: Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Fair value estimates may not be realizable in an immediate settlement of the instrument. In some instances, there are no quoted market prices for the Company’s various financial instruments, in which case fair values may be based on estimates using present value or other valuation techniques, or based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of the financial instruments, or other factors. Those techniques are significantly affected by the assumptions used, including the discount rate and estimate of future cash flows. Subsequent changes in assumptions could significantly affect the estimates.